Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense	The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:
	For the Six Months Ended June 30,
	2024	2023
China Statutory income tax rate	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(0.2)%	(2.2)%
Non-PRC entities not subject to PRC tax (3)	(7.9)%	(8.2)%
Research & Development (“R&D”) tax credit (1)	2.6%	1.7%
Non-deductible expenses - permanent difference (1)	(2.4)%	1.5%
Change in valuation allowance	(14.8)%	(17.8)%
Effective tax rate	2.2%	0.0%

Schedule of Income Before Income Tax	The breakdown of the Company’s loss before income tax provision is as follows:
	For the Six Months Ended June 30,
	2024	2023
Loss before income tax expense from China	$(326,101)	(7,658,140)
Loss before income tax expense from outside of China	(406,912)	(3,985,666)
Total loss before income tax provision	$(733,013)	(11,643,806)

Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) for the six months ended June 30, 2024 and 2023 were as follows:
	For the Six Months Ended June 30,
	2024	2023
Current	$-	$52
Deferred	(16,380)	-
Total	$(16,380)	$52

Schedule of Deferred Tax Asset	Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of June 30, 2024 and December 31, 2023.
Deferred tax asset	June 30, 2024	December 31, 2023
Provision of doubtful accounts	$2,266,110	$2,391,460
Tax loss carried forwards	8,865,851	8,276,814
Valuation allowance on tax losses	(11,131,961)	(10,668,274)
	$-	$-

Schedule of Taxes Payable	The Company’s taxes payable consists of the following:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
VAT tax payable	$377,992	$320,946
Corporate income tax payable	1,615,700	1,653,827
Land use tax and other taxes payable	16,009	12,162
Total	$2,009,701	$1,986,935